UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Kansas Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 102.0%

	MUNICIPAL BONDS – 102.0%

	Consumer Staples – 1.4%

$1,300	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	B	$1,259,908

1,535	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	11/15 at 100.00	BBB+	1,534,954
2,835	Total Consumer Staples			2,794,862

	Education and Civic Organizations – 9.6%

1,200	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics Inc. Project, Series 2011-A1, 5.000%, 7/01/28	7/16 at 100.00	A1	1,241,184

	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics, Inc., Project, Series 2012B-1:
1,750	5.000%, 7/01/30	7/17 at 100.00	A1	1,863,120
1,855	5.000%, 7/01/32	7/17 at 100.00	A1	1,968,990

675	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N, 5.000%, 4/01/29	4/20 at 100.00	AA	755,480

	Kansas Development Finance Authority, Revenue Bonds, Wichita State University Union Corporation Student Housing Project, Series 2013F-1:
1,690	5.250%, 6/01/38	6/21 at 100.00	Aa3	1,936,723
2,000	5.250%, 6/01/42	6/21 at 100.00	Aa3	2,288,520

3,355	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	3,487,959

750	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2015C, 4.850%, 5/01/16	No Opt. Call	N/R	754,402

1,750	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	1,828,435

3,135	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	3,514,931
18,160	Total Education and Civic Organizations			19,639,744

	Health Care – 23.9%

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,696,430

3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35	5/19 at 100.00	A2	4,258,021

5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	A+	5,459,550

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,124,780

3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,042,031

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,161,060

Nuveen Investments	1

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$8,650	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB)	11/19 at 100.00	Aa2	$9,884,182

2,400	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (UB)	11/17 at 100.00	Aa2	2,575,488

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,000	5.000%, 1/01/23	1/20 at 100.00	AA–	1,139,970
1,515	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA–	1,676,802

1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 17.750%, 1/01/18 (IF)	No Opt. Call	AA–	2,497,145

3,250	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	3,309,768

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A1	2,565,225
500	5.125%, 7/01/36	7/16 at 100.00	A1	511,115

3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A+	3,343,890

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,096,200

750	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	754,530
44,660	Total Health Care			49,096,187

	Housing/Single Family – 0.3%

30	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	31,639

535	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	542,367
565	Total Housing/Single Family			574,006

	Long-Term Care – 7.2%

3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,325,875

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
1,270	5.125%, 5/15/16	No Opt. Call	N/R	1,295,032
35	5.375%, 5/15/27	5/17 at 100.00	N/R	35,665
1,100	5.500%, 5/15/39	5/17 at 100.00	N/R	1,115,081

2,030	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/16 at 101.00	N/R	2,038,465

2,030	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc., Refunding Series 2005A, 5.600%, 5/15/28	11/15 at 100.00	N/R	2,030,893

1,540	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,552,736

2,500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2013IV-A, 6.375%, 5/15/43	5/23 at 100.00	N/R	2,716,525

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$665	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.625%, 5/15/44	5/24 at 100.00	N/R	$682,177
14,295	Total Long-Term Care			14,792,449

	Tax Obligation/General – 12.3%

2,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	2,168,140

1,500	Anderson County, Kansas, General Obligation Bonds, Refunding and Improvement Series 2013A, 5.000%, 8/01/33 – AGM Insured	8/23 at 100.00	AA	1,684,125

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – AGM Insured	No Opt. Call	AA	2,637,925

3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,513,510

2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,700,698

	Johnson County Unified School District 231, Gardner, Edgerton and Antioch, Kansas, General Obligation Bonds, Refunding & Improvement Series 2012A:
2,000	5.000%, 10/01/23	10/22 at 100.00	AA–	2,378,760
2,200	5.000%, 10/01/28	10/23 at 100.00	AA–	2,524,324

1,250	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2015, 5.000%, 10/01/34	10/25 at 100.00	Aaa	1,479,250

1,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30	10/22 at 100.00	AA–	1,161,920

2,000	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA	2,219,180

2,000	Wichita, Kansas, General Obligation Bonds, Airport Series 2015C, 5.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA+	2,214,600

390	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA–	437,116
22,090	Total Tax Obligation/General			25,119,548

	Tax Obligation/Limited – 21.5%

1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	1,109,690

875	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	943,758

1,910	Government of Guam, Business Privilege Tax Bonds, Series 2012B–1, 5.000%, 1/01/42	1/22 at 100.00	A	2,054,530

3,000	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/30 (WI/DD, Settling 9/03/15)	11/25 at 100.00	A	3,326,130

1,115	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,235,030

	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,320	4.000%, 9/01/25	9/20 at 100.00	AAA	1,428,002
1,020	4.000%, 9/01/26	9/20 at 100.00	AAA	1,095,133
1,000	4.000%, 9/01/27	9/20 at 100.00	AAA	1,067,180
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,302,960
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,359,040

Nuveen Investments	3

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$365	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/16 at 100.50	AA–	$370,136

1,670	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,863,252

1,400	Kansas Development Finance Authority, Revenue Bonds, Department of Commerce Impact Program, Series 2011K, 5.000%, 12/01/20	12/19 at 100.00	AA–	1,583,694

40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	10/15 at 100.00	AA–	40,162

5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	5,020,050

	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010:
55	5.200%, 4/01/20	No Opt. Call	BBB	60,569
2,350	5.900%, 4/01/32	4/20 at 100.00	BBB	2,557,763

2,775	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	2,759,959

1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	Ca	1,328,325

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,225,160

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/25	10/20 at 100.00	BBB	1,116,090

1,100	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,184,733

2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	2,178,160

2,525	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	Baa3	2,849,185

	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Kansas International Speedway Corporation Project, Refunding Series 2014:
1,370	5.000%, 12/01/25	12/24 at 100.00	A+	1,600,366
1,260	5.000%, 12/01/26	12/24 at 100.00	A+	1,463,830

1,290	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	A–	944,112
41,430	Total Tax Obligation/Limited			44,066,999

	Transportation – 1.1%

1,225	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	1,324,519

945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,029,700
2,170	Total Transportation			2,354,219

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 8.9% (4)

$2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (4)	$2,215,920

1,000	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	BB– (4)	1,225,380

2,500	Guam, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (4)	2,691,350

3,910	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 (Pre-refunded 11/01/16) – FGIC Insured	11/16 at 100.00	AA– (4)	4,120,123

500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 (Pre-refunded 9/01/18) – AGM Insured	9/18 at 100.00	AA (4)	567,410

4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	4,750,600

675	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	No Opt. Call	N/R (4)	678,942

1,695	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,924,605
16,280	Total U.S. Guaranteed			18,174,330

	Utilities – 12.0%

1,500	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/42 – NPFG Insured	6/25 at 100.00	AA–	1,552,080

1,375	Guam Power Authority, Revenue Bonds, Series 2012A., 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,594,244

	Guam Power Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 10/01/32	10/24 at 100.00	AA	1,148,530
1,000	5.000%, 10/01/33	10/24 at 100.00	AA	1,145,980

1,500	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Jameson Energy Center Project, Series 2013, 5.750%, 7/01/38	7/23 at 100.00	A–	1,737,195

	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	A3	1,566,878
1,265	5.000%, 12/01/23	12/22 at 100.00	A3	1,410,930
2,575	5.000%, 12/01/31	12/20 at 100.00	A3	2,713,149

1,595	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+	1,596,420

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – NPFG Insured	11/15 at 100.00	AA–	1,003,980

2,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+	2,798,500

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
1,075	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AA+	1,193,701
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AA+	3,338,100

1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+	1,708,363
22,315	Total Utilities			24,508,050

Nuveen Investments	5

Nuveen Kansas Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.8%

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
$500	5.250%, 7/01/33	7/23 at 100.00	A–	$557,660
2,000	5.500%, 7/01/43	7/23 at 100.00	A–	2,263,100

2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA–	2,303,780

2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–	2,766,850
7,000	Total Water and Sewer			7,891,390
$191,800	Total Long-Term Investments (cost $194,943,289)			209,011,784
	Floating Rate Obligations – (4.6)%			(9,420,000)
	Other Assets Less Liabilities – 2.6%			5,347,416
	Net Assets – 100%			$204,939,200

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$209,011,784	$—	$209,011,784

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $184,981,935.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$14,665,794
Depreciation	(55,512)
Net unrealized appreciation (depreciation) of investments	$14,610,282

6	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or a delayed delivery basis.

Nuveen Investments	7

Nuveen Kentucky Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.9%

	MUNICIPAL BONDS – 101.9%

	Education and Civic Organizations – 8.3%

$880	Eastern Kentucky University, General Receipts Bonds, Refunding Series 2012A, 5.000%, 4/01/20	No Opt. Call	Aa3	$1,012,977

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,500	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,600,825
2,500	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,586,675

	Kentucky Higher Education Student Loan Corporation, Student Loan Revenue Bonds, Senior Series 2014A.:
900	5.000%, 6/01/22 (Alternative Minimum Tax)	No Opt. Call	A	992,304
700	5.000%, 6/01/23 (Alternative Minimum Tax)	No Opt. Call	A	770,329
400	5.000%, 6/01/24 (Alternative Minimum Tax)	No Opt. Call	A	441,376

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,621,935

2,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	A+	2,040,120

	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2015:
1,790	5.000%, 5/01/31 (WI/DD, Settling 9/10/15)	5/25 at 100.00	Baa3	1,926,291
1,210	5.000%, 5/01/40 (WI/DD, Settling 9/10/15)	5/25 at 100.00	Baa3	1,271,553

	Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125	5.000%, 3/01/26	3/25 at 100.00	Aa3	1,329,896
1,075	5.000%, 3/01/27	3/25 at 100.00	Aa3	1,259,362

	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,435	5.000%, 5/01/19	No Opt. Call	AA	1,631,882
1,185	5.000%, 5/01/20	No Opt. Call	AA	1,378,036
2,340	5.000%, 5/01/21	No Opt. Call	AA	2,759,702

2,000	University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%, 4/01/29	4/25 at 100.00	AA	2,371,240

	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2011A:
150	5.000%, 9/01/20	No Opt. Call	AA–	174,437
2,005	5.000%, 9/01/26	9/21 at 100.00	AA–	2,312,848

1,910	University of Louisville, Kentucky, Revenue Bonds, General Receipts Series 2012A, 5.000%, 9/01/25	9/21 at 100.00	AA–	2,214,874
27,605	Total Education and Civic Organizations			30,696,662

	Health Care – 24.5%

3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AA	3,610,454

	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
100	5.350%, 2/01/24	8/21 at 100.00	BBB	109,897
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,277,900
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,773,566

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
$3,925	5.500%, 6/01/21	6/20 at 100.00	BBB+	$4,484,784
165	6.375%, 6/01/40	6/20 at 100.00	BBB+	188,022
5,150	6.500%, 3/01/45	6/20 at 100.00	BBB+	5,889,437

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/19 at 100.00	A+	1,206,172
7,090	5.625%, 8/15/27	8/19 at 100.00	A+	7,815,378

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
1,500	5.000%, 8/15/42	8/21 at 100.00	A+	1,601,280
3,000	5.250%, 8/15/46	8/21 at 100.00	A+	3,248,700

10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	A+	10,976,900

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Series 2009A:
210	5.375%, 5/01/34	5/19 at 100.00	AA	234,434
5,010	5.500%, 5/01/39	5/19 at 100.00	AA	5,614,957

3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	A+	3,751,334

7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa3	7,038,570

7,500	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	8,635,050

8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A	9,034,560

3,300	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013., 5.000%, 11/01/22	No Opt. Call	A	3,831,828

3,250	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/35	4/23 at 100.00	A+	3,521,473

	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A+	2,139,687
2,000	5.000%, 10/01/37	10/22 at 100.00	A+	2,156,120
82,270	Total Health Care			91,140,503

	Housing/Multifamily – 0.3%

1,190	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory Put 6/01/23)	9/15 at 102.00	N/R	1,215,216

	Housing/Single Family – 0.7%

	Kentucky Housing Corporation Housing Revenue Bonds Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	158,485
485	3.000%, 7/01/21	No Opt. Call	AAA	512,272
705	3.100%, 7/01/22	7/21 at 100.00	AAA	742,732
360	3.300%, 1/01/23	7/21 at 100.00	AAA	380,146

Nuveen Investments	9

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)
$595	3.300%, 7/01/23	7/21 at 100.00	AAA	$626,309
355	3.625%, 1/01/25	7/21 at 100.00	AAA	371,429
2,650	Total Housing/Single Family			2,791,373

	Long-Term Care – 0.6%

2,090	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AA+	2,161,917

	Materials – 0.8%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	10/15 at 100.00	BBB	2,821,466

	Tax Obligation/General – 0.4%

1,085	Crittenden County, Kentucky, General Obligation Bonds, Series 2007, 6.000%, 12/01/27	12/17 at 100.00	N/R	1,138,143

200	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2010, 4.000%, 11/01/17	No Opt. Call	AAA	214,462
1,285	Total Tax Obligation/General			1,352,605

	Tax Obligation/Limited – 19.9%

	Barren County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2015:
1,250	5.000%, 8/01/24	No Opt. Call	Aa3	1,485,537
1,760	5.000%, 8/01/25	2/25 at 100.00	Aa3	2,107,794

1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,146,330

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	2,070,100
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	3,675,906
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	4,928,172
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	9,921,846

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
35	0.000%, 12/01/15 – AGC Insured	No Opt. Call	AA	34,885
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AA	48,815
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA	2,662,328
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA	2,700,562

5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bond Trust 11810, 20.540%, 6/01/16 – AGC Insured (IF)	No Opt. Call	AA	6,231,800

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005:
2,115	5.000%, 8/01/18 – NPFG Insured	No Opt. Call	AA–	2,356,047
125	5.000%, 8/01/19 – NPFG Insured	No Opt. Call	AA–	142,218

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,500	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA	2,788,575
2,500	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA	2,784,650

2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	AA	2,319,100

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24	7/21 at 100.00	AA	$2,104,542

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
500	5.000%, 7/01/24	7/22 at 100.00	AA	590,795
4,000	5.000%, 7/01/30	7/22 at 100.00	AA	4,575,800
6,740	5.000%, 7/01/31	7/22 at 100.00	AA	7,678,612

25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28	7/18 at 100.00	AA	27,492

2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29	7/19 at 100.00	AA	3,169,483

	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A:
2,990	5.000%, 6/01/20	No Opt. Call	Aa3	3,428,424
1,000	5.000%, 6/01/21	No Opt. Call	Aa3	1,162,820
3,000	5.250%, 6/01/29	6/21 at 100.00	Aa3	3,406,500

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B	542,010
68,345	Total Tax Obligation/Limited			74,091,143

	Transportation – 6.8%

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – NPFG Insured (Alternative Minimum Tax)	9/15 at 100.00	AA–	5,109,291

2,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B., 0.000%, 7/01/23	No Opt. Call	Baa3	1,458,700

325	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	348,800

10,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A., 6.000%, 7/01/53	7/23 at 100.00	Baa3	11,382,200

	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	AA	1,352,173
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	No Opt. Call	AA	1,209,989

1,000	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B, 5.000%, 7/01/38	No Opt. Call	AA	1,099,350

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,555	5.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,749,717
1,500	5.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,676,880
23,785	Total Transportation			25,387,100

	U.S. Guaranteed – 13.9% (4)

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,605	6.250%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	1,801,356
2,190	6.500%, 12/01/37 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (4)	2,470,123

Nuveen Investments	11

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 (Pre-refunded 10/01/15) – FGIC Insured	10/15 at 100.00	AA (4)	$1,004,030

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,645	5.000%, 10/01/20 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	AA (4)	1,792,639
2,685	5.000%, 10/01/21 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	AA (4)	2,925,979
4,435	5.000%, 10/01/22 (Pre-refunded 10/01/17) – AMBAC Insured	10/17 at 100.00	AA (4)	4,833,041

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project Series 2007A:
1,435	5.000%, 9/01/37 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	1,559,271
4,600	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured	9/17 at 100.00	AA– (4)	5,021,176
7,535	5.250%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (UB) (5)	9/17 at 100.00	AA+ (4)	8,224,905

2,500	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 1025, 18.474%, 9/01/42 (Pre-refunded 9/01/17) – NPFG Insured (IF) (5)	9/17 at 100.00	AA+ (4)	3,415,325

5,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	AA (4)	5,195,200

2,060	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 (Pre-refunded 6/01/17) – AGM Insured	6/17 at 100.00	Aa3 (4)	2,218,600

	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006:
2,565	5.000%, 11/15/27 (Pre-refunded 11/15/16)	11/16 at 100.00	AAA	2,706,280
4,990	5.000%, 11/15/29 (Pre-refunded 11/15/16)	11/16 at 100.00	AAA	5,264,849

1,730	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,951,284

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	A+ (4)	1,083,410
46,975	Total U.S. Guaranteed			51,467,468

	Utilities – 17.2%

	Frankfort Electric & Water Plant Board, Kentucky, Electric and Water Revenue Bonds, Series 2015A:
325	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	339,033
155	4.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	165,670
40	4.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	43,576

5,065	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project Series 2007A, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA–	5,362,467

4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	A	5,361,130

5,315	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	A	5,786,972

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	7,761,118
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	12,736,213

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A:
$2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	A3	$3,259,143
3,995	5.000%, 10/01/25	4/19 at 100.00	A3	4,368,852
95	5.000%, 10/01/28 – AGC Insured	4/19 at 100.00	A3	102,664
8,885	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	9,751,021

	Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series 2015:
225	5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	261,086
1,000	5.000%, 11/01/25 – AGM Insured	5/25 at 100.00	AA	1,172,390
1,100	5.000%, 11/01/34 – AGM Insured	5/25 at 100.00	AA	1,238,127
1,635	5.000%, 11/01/37 – AGM Insured	5/25 at 100.00	AA	1,831,740

	Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding Series 2015A:
380	5.000%, 8/01/22 – BAM Insured	No Opt. Call	AA	444,596
405	5.000%, 8/01/24 – BAM Insured	No Opt. Call	AA	476,438

3,500	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory Put 3/01/18)	No Opt. Call	A1	3,494,925
61,005	Total Utilities			63,957,161

	Water and Sewer – 8.5%

	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
225	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	242,750
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	4,080,042

	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Revenue Bonds, Tender Option Bond Trust 2015-XF2109:
1,330	17.859%, 2/01/23 (IF) (5)	No Opt. Call	AAA	2,548,852
1,070	17.891%, 2/01/23 (IF) (5)	No Opt. Call	AAA	1,976,333

2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,181,668

270	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/16 at 100.00	A+	271,158

7,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A, 5.000%, 5/15/28	11/21 at 100.00	AA	8,743,125

795	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2014A, 5.000%, 5/15/27	11/24 at 100.00	AA	941,813

2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – AGM Insured	8/18 at 100.00	Aa3	2,283,340

	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,690	5.000%, 2/01/22	No Opt. Call	Aa3	3,167,690
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	4,004,187

195	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29	9/18 at 100.00	A1	214,369
26,115	Total Water and Sewer			31,655,327
$346,135	Total Long-Term Investments (cost $355,072,802)			378,737,941
	Floating Rate Obligations – (1.5)%			(5,650,000)
	Other Assets Less Liabilities – (0.4)%			(1,582,458)
	Net Assets – 100%			$371,505,483

Nuveen Investments	13

Nuveen Kentucky Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$378,737,941	$—	$378,737,941

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $349,325,199.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$24,171,354
Depreciation	(408,362)
Net unrealized appreciation (depreciation) of investments	$23,762,992
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

14	Nuveen Investments

Nuveen Michigan Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.4%

	Consumer Staples – 2.8%

$3,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34	6/17 at 100.00	B–	$2,627,610

2,215	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	2,172,472
5,215	Total Consumer Staples			4,800,082

	Education and Civic Organizations – 9.9%

1,480	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Aa3	1,667,368

350	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B, 5.000%, 12/01/28	12/24 at 100.00	A+	404,145

830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BB–	868,794

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB–	1,049,680

500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB–	580,280

1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	1,114,000

4,370	Michigan State University, General Revenue Bonds, Series 2015A, 5.000%, 8/15/40	8/25 at 100.00	AA+	4,995,959

1,800	Michigan Technological University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	A1	1,963,710

3,000	University of Michigan, General Revenue Bonds, Series 2014A., 5.000%, 4/01/44	4/24 at 100.00	AAA	3,392,790

865	Western Michigan University, General Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A1	952,244
15,195	Total Education and Civic Organizations			16,988,970

	Health Care – 13.7%

1,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	1,107,390

450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA	491,004

	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,347,112
365	5.000%, 1/15/42	1/22 at 100.00	AA	392,130

3,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical Center, Series 2012A, 5.000%, 6/01/39	No Opt. Call	BBB	3,178,470

720	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 5.000%, 8/01/32	8/24 at 100.00	A1	793,678

Nuveen Investments	15

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,875	Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health Credit Group, Refunding Series 2014, 5.000%, 6/01/39	6/24 at 100.00	A+	$2,043,244

1,250	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding Series 2015, 5.000%, 11/15/45	5/25 at 100.00	A+	1,368,075

	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A1	1,892,694
1,250	5.000%, 11/01/42	11/22 at 100.00	A1	1,325,150

2,305	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	2,546,472

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A–	3,739,593

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA	2,148,080
21,320	Total Health Care			23,373,092

	Housing/Multifamily – 0.7%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	1/16 at 100.00	AA	1,201,344

	Tax Obligation/General – 27.9%

690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	798,972

1,350	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25	No Opt. Call	Aa2	1,622,808

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	Aa1	721,750

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	868,024

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – AGM Insured	4/18 at 100.00	AA	1,576,950

1,515	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, School Building & Site Series 2014, 5.000%, 5/01/39	5/24 at 100.00	AA–	1,665,712

2,660	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2007., 4.750%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa1	2,792,707

370	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25 – FGIC Insured	No Opt. Call	AA+	426,436

4,000	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA	4,313,560

1,060	Homer Community School District, Calhoun, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA–	1,183,055

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	Aa1	1,742,151

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,450	Jackson, Jackson County, Michigan, Downtown Development Bonds, Series 2001, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	$1,267,387

1,075	Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015, 5.000%, 1/01/35	1/25 at 100.00	AAA	1,235,626

1,500	Kent County, Michigan, General Obligation Bonds, Refunding Limited Tax Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AAA	1,747,890

840	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa1	885,772

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	1,193,654

1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa1	1,178,400

350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa1	396,526

	Muskegon County, Michigan, General Obligation Water Supply System Bonds, Refunding Series 2015:
550	5.000%, 11/01/33	11/25 at 100.00	AA	620,543
1,290	5.000%, 11/01/36	No Opt. Call	AA	1,442,555

	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	Aaa	529,710
1,200	5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	1,268,448

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa2	979,860
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa2	976,150

1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,243,682

2,715	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007., 4.750%, 5/01/36 – AGM Insured	5/17 at 100.00	Aa1	2,842,659

600	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2014, 5.000%, 5/01/21	No Opt. Call	Aa2	700,422

1,915	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured	5/24 at 100.00	AA	2,108,492

150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA	169,461

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AA–	3,198,845

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa2	5,931,378
44,145	Total Tax Obligation/General			47,629,585

	Tax Obligation/Limited – 14.6%

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA–	3,857,400
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	AA–	3,093,181

Nuveen Investments	17

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional Convention Facility Authority Local Project, Series 2014H-1:
$825	5.000%, 10/01/19	No Opt. Call	AA–	$931,244
4,070	5.000%, 10/01/39	10/24 at 100.00	AA–	4,494,745

	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
3,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	1,720,500
1,500	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	816,405
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa2	4,113,767

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding Series 2015-I, 5.000%, 4/15/38	10/25 at 100.00	Aa2	2,239,300

1,015	Michigan State Trunk Line Fund Bonds, Series 2011., 5.000%, 11/15/33	11/21 at 100.00	AA+	1,169,432

700	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	791,609

1,500	Michigan State, Comprehensive Transportation Revenue Bonds, Refunding Series 2015, 5.000%, 11/15/29	11/24 at 100.00	AA+	1,767,435
25,850	Total Tax Obligation/Limited			24,995,018

	Transportation – 2.6%

	Wayne County Airport Authority, Michigan, Airport Revenue Bonds, Detroit Metro Wayne County Airport, Series 2012A:
2,000	5.000%, 12/01/37	No Opt. Call	A	2,169,200
1,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	1,092,590

1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,151,170
4,000	Total Transportation			4,412,960

	U.S. Guaranteed – 7.5% (4)

50	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	Aa1 (4)	51,636

50	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	AAA	53,024

4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	3,332,760

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA+ (4)	1,175,670

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 (Pre-refunded 8/01/17) – NPFG Insured	8/17 at 100.00	Aaa	4,334,440

1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (4)	1,885,263

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,459,992

500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – NPFG Insured	5/17 at 100.00	Aa1 (4)	536,965
12,390	Total U.S. Guaranteed			12,829,750

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities – 7.9%

$1,875	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/31	7/21 at 100.00	AA	$2,126,156

	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA–	191,678
2,130	5.000%, 7/01/32	7/18 at 100.00	AA–	2,304,213

525	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	No Opt. Call	AA–	590,110

	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
250	18.344%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	364,700
800	18.344%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,167,040

3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	3,180,000

2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	2,206,080

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	Aa3	1,295,060
11,755	Total Utilities			13,425,037

	Water and Sewer – 10.8%

	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
125	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	127,079
75	5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	AA–	76,247

35	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/34 – NPFG Insured	1/16 at 100.00	A3	35,114

345	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD, 5.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	350,737

350	Grand Rapids, Michigan, Kent County, Michigan, Sanitary Sewer System Improvement Revenue Bonds, Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA+	397,485

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding Series 2014:
1,500	5.000%, 1/01/35	1/24 at 100.00	AA+	1,711,380
800	5.000%, 1/01/39	1/24 at 100.00	AA+	904,568

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28	1/18 at 100.00	AA+	156,800
3,500	5.000%, 1/01/38	1/18 at 100.00	AA+	3,761,380

	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 1/01/33	1/25 at 100.00	AA	1,156,430
1,000	5.000%, 1/01/35	1/25 at 100.00	AA	1,148,550

2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,199,600

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,635,090
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,324,151

Nuveen Investments	19

Nuveen Michigan Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	$418,279

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/30	No Opt. Call	AAA	573,645

245	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/15 at 100.00	AAA	245,985

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	1,087,880

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	AA–	546,000

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA	546,740
16,705	Total Water and Sewer			18,403,140
$157,775	Total Long-Term Investments (cost $158,141,364)			168,058,978
	Other Assets Less Liabilities – 1.6%			2,694,182
	Net Assets – 100%			$170,753,160

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$168,058,978	$—	$168,058,978

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $157,919,400.

20	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$10,552,952
Depreciation	(413,374)
Net unrealized appreciation (depreciation) of investments	$10,139,578

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	21

Nuveen Missouri Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.8%

	MUNICIPAL BONDS – 98.8%

	Consumer Staples – 3.1%

$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	11/15 at 100.00	AA–	$3,005,130

8,840	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	10,574,143
11,840	Total Consumer Staples			13,579,273

	Education and Civic Organizations – 11.3%

3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,092,790

1,200	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2012A., 4.000%, 11/01/33	11/24 at 100.00	AA+	1,277,664

1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA	1,031,770

1,025	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A., 5.000%, 6/01/33	6/23 at 100.00	A1	1,116,901

1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31	11/19 at 100.00	A–	1,748,012

3,000	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,263,460

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
420	3.000%, 10/01/18	No Opt. Call	BBB–	429,828
575	3.500%, 10/01/22	No Opt. Call	BBB–	585,569
3,470	5.000%, 10/01/33	10/22 at 100.00	BBB–	3,640,620

2,255	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C2, 5.000%, 10/01/34	10/23 at 100.00	A	2,528,374

3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	4,215,939

3,620	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 5.000%, 10/01/39	10/23 at 100.00	A–	4,028,951

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44	6/25 at 100.00	BBB+	1,071,910

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BBB–	1,672,125

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
2,500	6.500%, 10/01/30	10/18 at 103.00	BBB–	2,798,850
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB–	1,444,794

3,475	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	3,800,434

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$6,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	$7,465,722

2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	2,598,792

1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/18 at 100.00	N/R	981,890

860	Truman State University, Missouri, Housing System Revenue Bonds, Refunding Series 2015, 3.750%, 6/01/33	6/23 at 100.00	A1	866,975
45,695	Total Education and Civic Organizations			49,661,370

	Health Care – 22.3%

2,005	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38	8/18 at 100.00	A	2,231,625

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	AA–	279,532
200	5.125%, 6/01/24	6/19 at 100.00	AA–	222,478
500	5.500%, 6/01/29	6/19 at 100.00	AA–	560,595
4,170	5.750%, 6/01/39	6/19 at 100.00	AA–	4,671,109

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A:
525	3.375%, 6/01/28	6/22 at 100.00	AA–	525,478
4,000	5.000%, 6/01/33	6/22 at 100.00	AA–	4,338,960

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,490	5.000%, 6/01/27	6/17 at 100.00	B	1,411,194
3,030	5.000%, 6/01/36	6/17 at 100.00	B	2,739,393

	Cass County, Missouri, Hospital Revenue Bonds, Series 2007:
2,500	5.500%, 5/01/27	11/16 at 100.00	BBB–	2,532,450
6,020	5.625%, 5/01/38	11/16 at 100.00	BBB–	6,080,381

1,090	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,119,365

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	1,261,812
4,995	5.000%, 12/01/37	12/17 at 100.00	N/R	5,036,908

	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB–	1,182,194
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB–	1,058,220

1,935	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	1,958,181

800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	BBB+	877,368

1,560	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	BBB+	1,697,202

Nuveen Investments	23

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,810	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Childrens Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	$3,104,123

2,160	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	A3	2,401,315

3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,253,368

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A., 5.000%, 6/01/31	6/24 at 100.00	AA–	2,271,940

1,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2014., 5.000%, 1/01/44	1/24 at 100.00	AA	1,124,480

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,445	5.000%, 11/15/44	11/23 at 100.00	A2	1,573,085
2,955	5.000%, 11/15/48	11/23 at 100.00	A2	3,210,401

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200	5.000%, 11/15/32	11/25 at 100.00	A2	2,486,088
1,500	5.000%, 11/15/39	11/25 at 100.00	A2	1,655,685

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,248,240

2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s Health System, Series 2003B, 5.500%, 11/15/32 – AGM Insured	11/18 at 100.00	AA	2,241,820

	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Luke’s Health System, Series 2010A:
560	5.250%, 11/15/25	11/20 at 100.00	A+	639,150
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,820,518
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,093,660

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,845	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	1,782,805
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AA–	2,559,088
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	3,289,914

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA–	1,058,340

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA–	1,652,070
3,040	5.000%, 6/01/34	6/20 at 100.00	AA–	3,324,058

1,455	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	1,595,669

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2005, 5.625%, 12/01/35	12/15 at 100.00	BBB–	1,006,080

4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB–	5,364,690

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
$1,320	5.000%, 11/15/22	11/16 at 100.00	N/R	$1,333,992
2,345	5.000%, 11/15/27	11/16 at 100.00	N/R	2,353,934
2,600	5.000%, 11/15/35	11/16 at 100.00	N/R	2,589,990
93,560	Total Health Care			97,818,948

	Housing/Multifamily – 0.6%

1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aa1	1,358,963

1,000	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45	7/23 at 100.00	AA+	1,043,370
2,290	Total Housing/Multifamily			2,402,333

	Housing/Single Family – 0.4%

370	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	374,199

120	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	121,788

60	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	61,352

1,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%, 11/01/34	5/25 at 100.00	AA+	995,910
1,550	Total Housing/Single Family			1,553,249

	Industrials – 0.4%

	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc Project, Series 2007:
1,470	4.250%, 3/01/22 (Alternative Minimum Tax)	9/15 at 100.00	Baa1	1,436,366
500	4.250%, 3/01/24 (Alternative Minimum Tax)	9/15 at 100.00	Baa1	482,785
1,970	Total Industrials			1,919,151

	Long-Term Care – 6.9%

750	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Series 2013, 4.500%, 5/01/28	5/18 at 100.00	N/R	750,518

	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
430	5.500%, 5/15/17	No Opt. Call	BBB–	448,967
2,000	5.750%, 5/15/31	5/17 at 100.00	BBB–	2,046,400

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	BBB–	1,544,940
2,525	5.125%, 8/15/32	8/17 at 100.00	BBB–	2,576,687

2,000	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	No Opt. Call	BBB–	2,047,300

Nuveen Investments	25

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB+	$1,745,526

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,025	5.750%, 2/01/31	2/21 at 100.00	BBB+	1,121,719
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB+	3,009,078

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	BBB+	1,583,745

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A:
365	4.875%, 2/01/18	2/17 at 100.00	BBB+	381,618
2,000	4.875%, 2/01/37	2/17 at 100.00	BBB+	2,019,820

840	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	854,633

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
550	5.000%, 9/01/32	No Opt. Call	A–	585,536
1,690	5.000%, 9/01/42	9/22 at 100.00	A–	1,769,700

2,570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A., 5.875%, 9/01/43	9/23 at 100.00	A–	2,879,402

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB–	722,246
4,100	5.500%, 9/01/28	9/17 at 100.00	BBB–	4,190,815
28,920	Total Long-Term Care			30,278,650

	Tax Obligation/General – 12.5%

1,000	Belton School District 124, Cass County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2012, 4.000%, 3/01/28 – NPFG Insured	3/20 at 100.00	AA+	1,044,810

	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	AA–	1,231,003
1,245	5.000%, 3/01/30	3/21 at 100.00	AA–	1,365,753
1,010	4.750%, 3/01/31	3/21 at 100.00	AA–	1,099,001

850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA–	905,106

	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012:
1,670	4.000%, 3/01/27 – AGM Insured	3/22 at 100.00	A+	1,756,205
2,000	4.375%, 3/01/32	3/22 at 100.00	A+	2,120,060

1,000	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2014., 5.000%, 3/01/33	3/22 at 100.00	AA–	1,124,220

3,745	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/23 at 100.00	AA–	3,882,591

3,000	Columbia School District, Boone County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35	3/25 at 100.00	Aa1	3,125,280

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015:
$1,500	4.000%, 3/01/31	3/24 at 100.00	AA+	$1,594,425
1,000	4.000%, 3/01/32	3/24 at 100.00	AA+	1,056,070

2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2013A, 5.000%, 3/01/33	3/23 at 100.00	AA+	2,268,300

1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,496,233

1,000	Jackson County Consolidated School District 2, Raytown, Missouri, General Obligation Bonds, Series 2014., 5.000%, 3/01/32	3/24 at 100.00	AA+	1,151,510

2,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA	2,195,360

500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA	565,235

1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,085,430

	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A:
1,025	4.000%, 2/01/25	2/22 at 100.00	AA	1,123,400
5,000	4.500%, 2/01/26	No Opt. Call	AA	5,606,400

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – AGM Insured	3/16 at 100.00	AA	2,045,320

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,015	5.250%, 3/01/25 – AGM Insured	3/17 at 100.00	AA	1,081,452
1,070	5.250%, 3/01/26 – AGM Insured	3/17 at 100.00	AA	1,136,073
625	5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AA	662,825

1,250	Nixa Reorganized School District R 02, Christian County, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – AGM Insured	3/16 at 100.00	AA+	1,280,137

500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding & Improvement Series 2014, 4.000%, 3/01/32	3/24 at 100.00	AA+	528,035

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,353,609

1,000	Osage School Lake Ozark, Missouri, General Obligation Bonds, School Building Series 2014B., 5.000%, 3/01/34	3/24 at 100.00	AA–	1,132,240

200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA–	217,076

1,200	Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates of Participation, Series 2014, 5.000%, 3/01/33 – AGM Insured	3/24 at 100.00	AA	1,340,700

2,500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B, 4.000%, 4/01/25	4/21 at 100.00	AA+	2,645,750

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2013:
1,000	5.000%, 3/01/32	3/23 at 100.00	AA+	1,140,640
1,000	5.000%, 3/01/33	3/23 at 100.00	AA+	1,137,750

5,000	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Improvement and Refunding Bonds, Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	3,069,850
52,580	Total Tax Obligation/General			54,567,849

Nuveen Investments	27

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 18.8%

	Belton, Missouri, Certificates of Participation, Series 2007:
$600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	A3	$619,728
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	A3	255,913

375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A+	405,109

4,930	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	5,635,631

2,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	1,990,420

1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,101,736

365	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%, 3/01/28 – AGM Insured	3/23 at 100.00	AA	387,882

500	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 5.000%, 11/01/37	11/20 at 100.00	N/R	514,455

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,446,876

530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	571,647

1,850	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,989,989

	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014.:
3,500	5.000%, 12/30/29	12/23 at 100.00	A+	4,007,045
4,090	5.000%, 12/30/31	12/23 at 100.00	A+	4,634,215

	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	11/15 at 100.00	A+	340,765
715	4.500%, 11/01/22	11/15 at 100.00	A+	715,937

	Hazelwood School District, St Louis County, Missouri, Certificates of Participation, Energy Improvements Project, Series 2006:
515	4.500%, 3/01/17	3/16 at 100.00	A+	522,843
445	4.500%, 3/01/18	3/16 at 100.00	A+	450,976

1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB+	2,073,706

	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33	3/23 at 100.00	BBB+	858,515
885	5.000%, 3/01/38	3/23 at 100.00	BBB+	926,091

1,040	Jackson County, Missouri, Special Obligation Bonds, Truman Sports Complex Project, Refunding Series 2014A, 5.000%, 12/01/31	12/24 at 100.00	Aa3	1,187,025

925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	1,009,961

1,200	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014., 4.250%, 3/01/23	No Opt. Call	N/R	1,248,672

2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	1,300,700

2,525	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/16 at 100.00	N/R	2,553,608

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,750	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C., 5.000%, 9/01/33	9/23 at 100.00	AA–	$1,965,530

1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA–	1,165,035

839	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	783,481

1,159	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	No Opt. Call	N/R	173,225

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25	4/17 at 100.00	A–	1,030,760

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint JosephSewerage System Improvement Projects, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A+	1,133,260

1,500	Missouri Development Finance Board, Missouri, Annual Appropriation Revenue Bonds, Fulton State Hospital Project, Series 2014, 3.000%, 10/01/26	10/22 at 100.00	AA+	1,501,875

1,000	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Bonds, Refunding Series 2015, 5.000%, 3/01/40	3/24 at 100.00	A	1,093,310

180	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	9/15 at 100.00	AA–	180,794

1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,036,710

3,955	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	11/15 at 100.00	N/R	3,878,313

990	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/24 – RAAI Insured	9/15 at 100.00	AA	991,851

570	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	581,525

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,142,114
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	1,671,738

540	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	565,429

1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,032,370

1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	1,731,654

250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44	7/24 at 100.00	N/R	252,738

1,000	Saint Louis County Industrial Development Authority, Missouri, Transportation Development Revenue Bonds, University Place Transportation Development District Project, Refunding Series 2015, 4.000%, 3/01/32	3/22 at 100.00	N/R	985,730

1,875	Saint Louis County Special School District, Missouri, Certificates of Participation Lease, Series 2014B, 4.000%, 4/01/28	4/22 at 100.00	AA	1,972,181

Nuveen Investments	29

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
$1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA	$663,680
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA	630,250
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA	594,950
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA	565,250

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	12/15 at 100.00	Aa3	1,952,741

4,300	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	4,399,674

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/15 at 100.00	N/R	660,125
1,600	5.500%, 11/01/27	11/15 at 100.00	N/R	1,600,384

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/15 at 100.00	N/R	1,801,656

1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA	1,669,263

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,077,030

	Wentzville School District R-04, Saint Charles County, Missouri, Certificates of Participation, Series 2015:
1,700	3.375%, 4/01/29	4/24 at 100.00	Aa3	1,686,604
600	3.500%, 4/01/32	4/24 at 100.00	Aa3	591,066
102,053	Total Tax Obligation/Limited			82,511,741

	Transportation – 3.1%

665	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	750,426

3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	3,700,830

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A–	2,297,160

3,210	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	3,605,761

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A:
1,035	5.000%, 7/01/20 – AGM Insured	7/17 at 100.00	AA	1,111,838
2,000	5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA	2,147,340
12,410	Total Transportation			13,613,355

	U.S. Guaranteed – 8.2% (4)

	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005:
1,290	5.250%, 3/01/21 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	AA– (4)	1,322,727
1,000	5.250%, 3/01/26 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	AA– (4)	1,025,370

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	$1,693,050

	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	435,988
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA (4)	546,275

1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	1,093,070

3,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	3,171,660

665	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	710,306

1,025	Kansas City, Missouri, Metropolitan Junior College District Certificates of Participation, Series 2008, 4.500%, 7/01/21 (Pre-refunded 7/01/17)	7/17 at 100.00	Aa2 (4)	1,098,062

1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17 (ETM)	No Opt. Call	Baa2 (4)	1,294,222

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	982,220
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	1,598,508
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	2,045,114

5,820	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxHealth Systems Inc., Series 2008A, 5.500%, 11/15/39 (Pre-refunded 11/15/18)	11/18 at 100.00	N/R (4)	6,654,530

1,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 5.000%, 1/01/28 (Pre-refunded 1/01/16) – AMBAC Insured	1/16 at 100.00	A2 (4)	1,016,210

	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006:
405	5.000%, 1/01/17 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (4)	411,565
4,720	5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	AA– (4)	4,796,511

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 (Pre-refunded 4/01/17) – SYNCORA GTY Insured	4/17 at 100.00	A+ (4)	2,772,958

	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	533,185
390	4.750%, 4/01/21 (Pre-refunded 4/01/17)	4/17 at 100.00	A+ (4)	415,884

1,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	12/15 at 100.00	N/R (4)	2,301,468
34,125	Total U.S. Guaranteed			35,918,883

	Utilities – 5.6%

425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds – Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA	472,048

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB) (5)	12/16 at 100.00	AA+	3,012,410

Nuveen Investments	31

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 5.000%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	$1,520,145

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
3,300	5.000%, 1/01/31	1/24 at 100.00	A2	3,705,669
1,755	5.000%, 1/01/32	1/24 at 100.00	A2	1,963,968

2,025	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39	1/16 at 100.00	A2	2,243,396

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,885	5.000%, 1/01/32	1/25 at 100.00	A–	3,236,681
1,450	5.000%, 1/01/34	1/25 at 100.00	A–	1,623,058

	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32	1/21 at 100.00	A2	2,390,410
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,160,880

2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/31	8/25 at 100.00	AA+	2,100,260
22,505	Total Utilities			24,428,925

	Water and Sewer – 5.6%

725	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A, 3.375%, 1/01/26	1/20 at 100.00	A+	738,760

3,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 – BAM Insured	3/23 at 100.00	AA	3,122,310

1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	1,497,081

745	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010, 4.125%, 12/01/24	12/17 at 100.00	A+	790,393

2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,216,040

500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	554,885

1,500	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Refunding Series 2009, 6.750%, 6/15/35	6/16 at 100.00	A–	1,533,840

500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38	5/17 at 100.00	AAA	537,165

4,665	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	AAA	5,215,797

2,000	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	2,242,100

470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	1/16 at 100.00	Aaa	471,927

50	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 1/01/29	1/16 at 100.00	Aaa	50,754

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 7/01/23	1/19 at 100.00	Aaa	$1,134,160

2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	2,118,707

1,500	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	1,526,400

590	Taney County Public Water Supply District 3, Missouri, Certificates of Participation, Refunded Series 2010, 4.500%, 7/01/25	1/16 at 100.00	A+	596,561

395	Warrenton, Missouri, Waterworks & Sewer System Revenue Bonds, Series 2014, 3.375%, 7/01/28 – BAM Insured	7/23 at 100.00	AA	400,566
23,080	Total Water and Sewer			24,747,446
$432,578	Total Long-Term Investments (cost $405,913,122)			433,001,173
	Floating Rate Obligations – (0.5)%			(2,225,000)
	Other Assets Less Liabilities – 1.7%			7,675,511
	Net Assets – 100%			$438,451,684

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$433,001,173	$—	$433,001,173

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	33

Nuveen Missouri Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

As of August 31, 2015, the cost of investments was $402,659,105.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$30,096,264
Depreciation	(1,979,290)
Net unrealized appreciation (depreciation) of investments	$28,116,974

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

34	Nuveen Investments

Nuveen Ohio Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.7%

	Consumer Staples – 2.9%

$250	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	Aaa	$256,572

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
17,315	5.125%, 6/01/24	6/17 at 100.00	B–	14,487,634
1,000	5.875%, 6/01/47	6/17 at 100.00	B	806,340
18,565	Total Consumer Staples			15,550,546

	Education and Civic Organizations – 7.1%

	Hamilton County, Ohio, Economic Development Revenue Bonds, King Highland Community Urban Redevelopment Corporation – University of Cincinnati, Lessee Project, Refunding Series 2015:
1,320	5.000%, 6/01/32 – BAM Insured	6/25 at 100.00	AA	1,479,984
2,680	5.000%, 6/01/35 – BAM Insured	6/25 at 100.00	AA	2,981,420

2,465	Miami University of Ohio, General Receipts Bonds, Refunding Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA	2,868,225

1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,190,207

185	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	190,245

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,015,132

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 5.000%, 4/01/19	4/16 at 100.00	A3	1,018,180

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	A3	1,016,530

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,308,560
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,135,510

645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A	716,208

1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 1144, 17.132%, 12/01/43 (IF) (4)	12/22 at 100.00	A	1,746,500

500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A–	546,095

2,500	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	A+	2,763,575

1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	1,967,997

	Ohio State University, General Receipts Bonds, Series 2014A:
4,820	5.000%, 12/01/34	12/24 at 100.00	Aa1	5,580,789
5,000	5.000%, 12/01/39	12/24 at 100.00	Aa1	5,715,450

Nuveen Investments	35

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	$553,785

1,000	Ohio University at Athens, General Receipts Bonds, Series 2013, 5.000%, 12/01/39	12/22 at 100.00	Aa3	1,108,770

1,030	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	1,065,102

1,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	1,003,590
33,755	Total Education and Civic Organizations			37,971,854

	Health Care – 20.1%

	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
250	5.000%, 6/01/38	6/20 at 100.00	AA–	274,878
3,050	5.250%, 6/01/38	6/20 at 100.00	AA–	3,403,068

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	A	858,518
4,140	5.500%, 11/01/40	11/20 at 100.00	A	4,667,684

850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	No Opt. Call	A	948,847

1,600	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	1,693,456

7,500	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	AA+	8,282,100

	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34	11/19 at 100.00	Aa2	3,313,710
3,000	5.250%, 11/01/40	11/19 at 100.00	Aa2	3,339,510

3,180	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2008A, 5.000%, 11/01/40	11/18 at 100.00	Aa2	3,421,489

10,300	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	11,390,461

470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	549,961

120	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	132,409

	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
400	5.000%, 11/15/38	11/18 at 100.00	AA	431,504
305	5.125%, 11/15/40	11/18 at 100.00	AA	329,601

3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	3,883,820

2,530	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A	2,592,112

930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	993,454

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	$7,755,230

750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	A+	804,923

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	11/15 at 100.00	A+	2,274,290

2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	2,079,400

2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA	2,739,110

11,150	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	12,598,496

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 2015-XF0105:
5,625	19.798%, 1/01/33 (IF)	1/19 at 100.00	Aa2	8,547,975
700	19.798%, 7/01/36 (IF)	1/18 at 100.00	Aa2	945,028

	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2013A:
1,465	5.000%, 1/15/28	1/23 at 100.00	A	1,643,510
4,390	5.000%, 1/15/29	1/23 at 100.00	A	4,903,586

	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
500	5.500%, 12/01/28	12/18 at 100.00	A–	555,285
1,305	5.750%, 12/01/35	12/18 at 100.00	A–	1,452,100

800	Scioto County, Ohio, Hospital Facilities Refunding Revenue Bonds, Southern Ohio Medical Center, Series 2008, 5.750%, 2/15/38	2/18 at 100.00	A2	867,120

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
3,500	5.000%, 12/01/37	No Opt. Call	Baa2	3,619,035
5,500	5.000%, 12/01/42	No Opt. Call	Baa2	5,666,430
95,050	Total Health Care			106,958,100

	Housing/Multifamily – 1.6%

500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC – Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB–	534,910

860	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/15 at 100.00	N/R	757,815

1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	1,900,954

2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	Aa1	2,260,564

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,093,300
8,340	Total Housing/Multifamily			8,547,543

	Housing/Single Family – 0.1%

495	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	517,933

Nuveen Investments	37

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 1.9%

$500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	11/15 at 100.00	BBB+	$501,750

3,500	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	3,803,100

	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer’s Foods Inc. Project, Series 2009-5:
1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	1,641,458
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,851,497

1,600	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	1,988,176
8,700	Total Industrials			9,785,981

	Long-Term Care – 1.2%

800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	1/16 at 100.00	BBB–	800,656

1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB–	1,619,320

400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	409,756

3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	3,350,516
5,785	Total Long-Term Care			6,180,248

	Tax Obligation/General – 10.5%

1,200	Adams County-Ohio Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995, 7.000%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	1,217,688

330	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – NPFG Insured	No Opt. Call	AA–	334,445

1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	Aa3	619,170

300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement, Refunding Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	347,997

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	AA+	622,205
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	AA+	474,844

1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – AGM Insured	6/18 at 100.00	Aa2	1,084,600

1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	658,770

845	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	908,206

6,000	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2014., 5.000%, 6/01/24	12/23 at 100.00	AAA	7,335,300

4,225	Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/31	12/25 at 100.00	AAA	5,052,213

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Gallia County Local School District, Gallia and Jackson Counties, Ohio, General Obligation Bonds, Refunding School Improvement Series 2014, 5.000%, 11/01/32	11/24 at 100.00	Aa2	$1,144,550

	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	Aa2	288,765
850	0.000%, 12/01/30	No Opt. Call	Aa2	469,387

1,000	Greenville City School District, Drake County, Ohio, General Obligation Bonds, School Improvement Series 2013., 5.250%, 1/01/38	1/22 at 100.00	AA	1,111,790

	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34	6/19 at 100.00	Aa2	1,942,062
1,100	5.125%, 12/01/36	6/19 at 100.00	Aa2	1,191,212

1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	716,130

755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	862,263

1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	AA	1,898,239

340	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	381,470

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/18 at 100.00	A3	1,158,670

2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	AA	2,604,577

1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2013A, 0.000%, 12/01/22	No Opt. Call	Aa1	840,610

1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA–	801,780

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Baa1	1,477,558

275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	302,720

1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aa1	1,806,409

530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A1	586,042

925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	800,476

2,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2014R, 5.000%, 5/01/29	5/24 at 100.00	AAA	2,356,660

1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,178,340

1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	Aa2	1,617,750

Nuveen Investments	39

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Princeton City School District, Hamilton County, Ohio, Certificates of Participation, Series 2013:
$610	5.000%, 12/01/33	12/22 at 100.00	AA–	$660,795
1,305	5.000%, 12/01/42	12/22 at 100.00	AA–	1,403,358

1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	1,919,714

3,435	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	4,191,490

735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37	12/20 at 100.00	Aa1	856,253

500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA	533,170

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – AGM Insured	12/18 at 100.00	AA	2,203,820
51,700	Total Tax Obligation/General			55,961,498

	Tax Obligation/Limited – 21.9%

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	981,084
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,192,960
650	5.000%, 12/01/35	12/16 at 102.00	N/R	663,026

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	11/15 at 100.00	Aa3	1,153,991

	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2013A-2:
990	5.000%, 10/01/27	10/23 at 100.00	AA	1,141,331
1,150	5.000%, 10/01/30	10/23 at 100.00	AA	1,305,146
1,205	5.000%, 10/01/31	10/23 at 100.00	AA	1,361,132

3,000	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA	3,359,190

2,600	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/15 at 100.00	AA	2,606,838

	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,534,470
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA	1,798,692

	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	502,770
685	5.000%, 12/01/32	12/19 at 100.00	BBB	693,576
555	5.000%, 12/01/36	12/19 at 100.00	BBB	560,245

	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart- Convention Center Project, Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	Aa2	3,110,944
3,250	5.000%, 12/01/27	12/20 at 100.00	Aa2	3,680,462

	Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2014:
1,000	5.000%, 12/01/28	12/24 at 100.00	AAA	1,186,660
1,810	5.000%, 12/01/32	12/24 at 100.00	AAA	2,111,582

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)
$1,585	5.000%, 12/01/33	12/24 at 100.00	AAA	$1,842,119
1,385	5.000%, 12/01/34	12/24 at 100.00	AAA	1,603,608
1,055	5.000%, 12/01/35	12/24 at 100.00	AAA	1,218,757

1,700	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,849,515

5,615	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	5,681,931

	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
245	5.000%, 12/01/26	12/17 at 100.00	Aaa	265,487
210	5.000%, 12/01/27	12/17 at 100.00	Aaa	227,170

10,345	Franklin County Convention Facilities Authority, Ohio, Tax and Lease Revenue Anticipation and Refunding Bonds, Columbus City & Franklin County Lessees, Series 2014, 5.000%, 12/01/35	12/24 at 100.00	Aaa	11,701,333

1,675	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2014A., 5.000%, 12/01/25	No Opt. Call	AAA	2,054,471

	Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported Capital Improvement Bonds, Refunding Series 2015:
1,050	5.000%, 12/01/32	12/25 at 100.00	AAA	1,234,076
1,105	5.000%, 12/01/33	12/25 at 100.00	AAA	1,293,403

5,800	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	6,055,374

	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A+	339,880
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A+	2,066,229
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA	1,095,728

	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A+	1,405,479
5,375	5.000%, 12/01/31	12/21 at 100.00	A+	5,944,535

26,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38 (Mandatory Put 1/01/23)	1/23 at 100.00	AA	29,744,334

	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
435	0.000%, 9/01/27	No Opt. Call	Aa2	293,299
855	0.000%, 9/01/28	No Opt. Call	Aa2	553,365
2,635	5.000%, 9/01/31	9/19 at 100.00	Aa2	2,795,498

2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+	2,194,758

1,100	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/23	10/22 at 100.00	A1	1,261,337

2,000	Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio, Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 – AGM Insured	No Opt. Call	AA	2,008,940

400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R	427,880

	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+	1,642,536
800	5.000%, 12/01/24	12/22 at 100.00	AA+	934,000
108,685	Total Tax Obligation/Limited			116,679,141

Nuveen Investments	41

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 8.8%

	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
$7,000	5.000%, 1/01/29	No Opt. Call	A–	$7,641,340
1,000	5.000%, 1/01/30	1/22 at 100.00	A–	1,088,650
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA	3,797,070

1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	AA–	1,053,790

	Ohio State Treasurer, Tax-Exempt Private Activity Bonds, Portsmouth Gateway Group, LLC – Borrower, Portsmouth Bypass Project, Series 2015:
3,500	5.000%, 12/31/35 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,805,795
3,000	5.000%, 12/31/39 – AGM Insured (Alternative Minimum Tax)	6/25 at 100.00	AA	3,264,660
7,725	5.000%, 6/30/53 (Alternative Minimum Tax)	6/25 at 100.00	Baa2	8,097,577

11,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA	13,729,100

2,450	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.250%, 2/15/39	2/23 at 100.00	A+	2,773,816

4,025	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2013A-2, 0.000%, 2/15/37	No Opt. Call	A+	1,573,775
44,150	Total Transportation			46,825,573

	U.S. Guaranteed – 9.6% (5)

	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
945	5.000%, 2/15/31 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	1,042,174
4,705	5.250%, 2/15/43 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (5)	5,217,375

1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa1 (5)	1,142,800

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	4,769,683

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	Aa2 (5)	1,012,090

	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
1,970	5.000%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	2,159,435
1,790	5.000%, 12/01/27 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (5)	1,962,126

3,160	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28 (Pre-refunded 12/01/17)	12/17 at 100.00	AAA	3,463,866

400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 (Pre-refunded 12/01/17) – NPFG Insured	12/17 at 100.00	AA+ (5)	438,464

1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 (Pre-refunded 12/01/17) – AMBAC Insured	12/17 at 100.00	Aa1 (5)	1,101,730

930	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of Greater Cincinnati, Series 2006A, 5.000%, 12/01/26 (Pre-refunded 12/01/16) – NPFG Insured	12/16 at 100.00	AA+ (5)	983,745

1,000	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Series 2008, 5.375%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (5)	1,141,370

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (5) (continued)

$2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 (Pre-refunded 6/01/17) – CIFG Insured	6/17 at 100.00	A+ (5)	$2,689,725

630	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (5)	716,783

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 (Pre-refunded 12/01/17) – FGIC Insured	12/17 at 100.00	Aa2 (5)	1,890,876

	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2006.:
1,190	5.000%, 12/01/24 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	1,204,268
665	5.000%, 12/01/24 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	673,047

1,260	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	N/R (5)	1,336,406

1,000	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31 (Pre-refunded 6/01/17)	6/17 at 100.00	Aa1 (5)	1,077,170

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa3 (5)	1,137,380

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005:
3,740	5.000%, 12/01/23 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	3,785,441
500	5.000%, 12/01/24 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	506,075
1,000	5.000%, 12/01/25 (Pre-refunded 12/01/15) – AGM Insured	12/15 at 100.00	AA (5)	1,012,150

1,415	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (5)	1,470,850

790	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	814,940

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA	589,879

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 (Pre-refunded 6/01/17) – SYNCORA GTY Insured	6/17 at 100.00	A+ (5)	1,077,170

3,235	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36 (Pre-refunded 11/15/16)	11/16 at 100.00	N/R (5)	3,424,701

600	Saint Marys City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2008, 5.000%, 12/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	667,788

1,300	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 (Pre-refunded 6/01/17) – AGC Insured	6/17 at 100.00	AA (5)	1,405,976

	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009:
690	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	792,789
310	5.125%, 12/01/37 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa3 (5)	356,181
47,335	Total U.S. Guaranteed			51,064,453

	Utilities – 3.3%

	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2008A:
55	5.000%, 2/15/31	2/18 at 100.00	A1	59,376
295	5.250%, 2/15/43	2/18 at 100.00	A1	318,258

Nuveen Investments	43

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,500	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series 2015A, 5.000%, 2/15/42	2/24 at 100.00	A1	$1,654,200

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	AA–	2,115,510
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	AA–	2,163,360
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	AA–	2,631,300

2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory Put 12/01/19)	12/19 at 100.00	Baa1	3,086,524

500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	545,640

4,420	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,942,842
23,810	Total Utilities			17,517,010

	Water and Sewer – 9.7%

1,390	Akron, Ohio, Waterworks System Mortgage Revenue Improvement Bonds, Refunding Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	A3	1,462,336

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	1,994,240

865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	928,872

	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series 2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	Aa2	1,778,160
775	5.000%, 1/01/26	1/22 at 100.00	Aa2	902,115
1,000	5.000%, 1/01/27	1/22 at 100.00	Aa2	1,159,530

10,225	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	11,407,419

2,300	Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/25	12/24 at 100.00	AA+	2,810,991

450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	492,413

1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	A1	1,979,702

	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006:
495	5.250%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	A–	523,680
130	4.750%, 12/01/46 – SYNCORA GTY Insured	12/16 at 100.00	A–	135,091

5,600	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	A–	5,964,784

8,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2013., 5.000%, 11/15/38	5/23 at 100.00	AA+	9,592,845

3,125	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Tender Option Bond Trust 2015-XF0225, 17.975%, 3/01/21 (IF)	No Opt. Call	AA+	4,641,125

	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa1	1,594,914
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa1	1,673,727

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa2	$2,331,384
44,770	Total Water and Sewer			51,373,328
$491,140	Total Long-Term Investments (cost $492,644,241)			524,933,208
	Other Assets Less Liabilities – 1.3%			7,161,875
	Net Assets – 100%			$532,095,083

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$524,933,208	$—	$524,933,208

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $493,146,947.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$33,261,980
Depreciation	(1,475,719)
Net unrealized appreciation (depreciation) of investments	$31,786,261

Nuveen Investments	45

Nuveen Ohio Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

46	Nuveen Investments

Nuveen Wisconsin Municipal Bond Fund

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Consumer Staples – 0.9%

$880	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	6/17 at 100.00	B	$852,861

	Education and Civic Organizations – 4.0%

	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
300	5.000%, 10/01/28	10/19 at 100.00	AAA	339,432
1,000	5.000%, 10/01/34	10/19 at 100.00	AAA	1,134,500

1,000	Milwaukee Redevelopment Authority, Wisconsin, Milwaukee Science Education Consortium, Inc. Project, Series 2013A, 6.000%, 8/01/33	8/23 at 100.00	BBB–	1,110,880

1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA	1,355,276
3,600	Total Education and Civic Organizations			3,940,088

	Health Care – 19.0%

	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29	2/19 at 100.00	A3	1,261,516
2,550	5.875%, 2/15/39	2/19 at 100.00	A3	2,803,852

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34	2/25 at 100.00	A+	1,094,140

810	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2013A, 5.250%, 8/15/34	8/23 at 100.00	BBB–	861,087

1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015, 4.000%, 12/01/35	6/24 at 100.00	A+	1,521,525

1,230	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB–	1,251,648

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
250	13.939%, 10/01/20 (IF) (4)	No Opt. Call	AA–	261,670
1,000	17.918%, 4/01/29 (IF) (4)	4/19 at 100.00	AA–	1,310,720

665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22	No Opt. Call	A	760,334

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	A–	1,011,420

890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	944,602

1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	AA	1,484,527

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	1,103,670

Nuveen Investments	47

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/19	8/16 at 100.00	A–	$2,082,720

1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29	5/24 at 100.00	BBB	1,079,800
17,395	Total Health Care			18,833,231

	Housing/Multifamily – 8.5%

2,000	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30	6/23 at 100.00	N/R	2,059,120

1,750	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB–	1,800,820

1,380	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	1,452,809

2,000	Wisconsin Housing and Economic Development Authority Multi Family Housing Bonds, Western Technical College Student Housing Project, Series 2013B, 4.700%, 4/01/38	No Opt. Call	A	2,161,900

970	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	975,238
8,100	Total Housing/Multifamily			8,449,887

	Housing/Single Family – 2.4%

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
1,000	4.900%, 11/01/35	11/15 at 100.00	AA	1,001,740
1,375	4.900%, 11/01/35 – AMBAC Insured	11/15 at 100.00	AA	1,377,613
2,375	Total Housing/Single Family			2,379,353

	Long-Term Care – 9.1%

1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,042,160

500	Winnebago County Housing Authority, Wisconsin, Revenue Bonds, Lutheran Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30	3/20 at 101.00	N/R	505,350

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	BBB+	1,877,032

1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	1,571,625

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/44	12/22 at 102.00	N/R	2,001,320

2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44	10/22 at 102.00	N/R	2,036,940
8,750	Total Long-Term Care			9,034,427

	Materials – 1.4%

1,385	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,425,400

	Tax Obligation/Limited – 38.2%

650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	682,721

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2011B:
$1,000	3.850%, 9/01/20	9/18 at 100.00	A1	$1,056,490
500	3.700%, 9/01/21	9/18 at 100.00	A1	521,015

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2012:
100	1.850%, 9/01/18	No Opt. Call	A1	101,636
500	2.750%, 9/01/22	9/20 at 100.00	A1	509,535

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%,1/01/31	1/22 at 100.00	A	1,095,200
440	5.125%,1/01/42	1/22 at 100.00	A	474,575

1,250	Kaukauna Redevelopment Authority, Outagamie and Calumet Counties, Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%, 6/01/40	6/25 at 100.00	A+	1,258,125

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	A1	693,961

1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	Aa3	1,341,743

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	544,550
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	1,085,780

	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011 – 144A:
785	5.500%, 2/01/21	No Opt. Call	AA–	875,298
2,500	6.500%, 2/01/31	2/19 at 102.00	AA–	2,884,050

500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	Ca	407,805

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A2	412,716
300	4.350%, 3/01/22	3/17 at 100.00	A2	307,857
280	4.500%, 3/01/24	3/17 at 100.00	A2	286,958
520	4.600%, 3/01/27	3/17 at 100.00	A2	531,913

1,935	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA–	2,312,209

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,250,183

2,250	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA	2,503,305

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C, 5.000%, 10/01/39	10/24 at 100.00	BBB+	531,095

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+	1,059,600

1,145	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	1,246,997

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
1,130	6.625%, 10/01/29	10/19 at 100.00	Baa3	1,266,662
240	6.750%, 10/01/37	10/19 at 100.00	Baa3	270,814

Nuveen Investments	49

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/15 at 100.00	A1	$1,003,030

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A1	1,001,910

290	Winnebago County Housing Authority, Wisconsin, Housing Revenue Bonds, Group Home III Project, Series 1992A, 7.125%, 3/01/22	9/15 at 100.00	N/R	293,074

	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Refunding Series 2013A:
785	4.000%, 12/15/25	12/22 at 100.00	Baa1	813,809
2,170	5.000%, 12/15/28	12/22 at 100.00	Baa1	2,412,129

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA	3,447,973
865	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA	996,108

	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A:
2,035	0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA	1,321,549
1,945	0.000%, 12/15/31 – AGM Insured	No Opt. Call	AA	1,095,580
36,695	Total Tax Obligation/Limited			37,897,955

	Transportation – 2.1%

610	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 (Alternative Minimum Tax)	9/24 at 100.00	BBB+	659,556

1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	1,045,390

355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	386,819
1,965	Total Transportation			2,091,765

	U.S. Guaranteed – 6.7% (5)

500	Guam Government, General Obligation Bonds, Series 2007A., 5.125%, 11/15/27 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	539,620

1,000	Guam, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23 (Pre-refunded 11/15/17)	11/17 at 100.00	BB– (5)	1,076,540

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,028,322
1,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	1,464,659

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	A1 (5)	1,352,045

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (5)	1,221,050
5,925	Total U.S. Guaranteed			6,682,236

	Utilities – 2.8%

1,375	Guam Power Authority, Revenue Bonds, Series 2012A., 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,594,244

1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	BB+	1,205,964
2,575	Total Utilities			2,800,208

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.4%

$1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	$1,092,760

2,000	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	2,263,100
3,000	Total Water and Sewer			3,355,860
$92,645	Total Long-Term Investments (cost $92,024,711)			97,743,271
	Other Assets Less Liabilities – 1.5%			1,536,899
	Net Assets – 100%			$99,280,170

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$97,743,271	$—	$97,743,271

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $91,988,447.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$5,957,793
Depreciation	(202,969)
Net unrealized appreciation (depreciation) of investments	$5,754,824

Nuveen Investments	51

Nuveen Wisconsin Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2015 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

52	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2015